DIVESTITURES - Additional Information (Details)									3 Months Ended		12 Months Ended
	Sep. 16, 2019 USD ($)	Jul. 05, 2019 USD ($)	Dec. 14, 2018 USD ($)	Oct. 25, 2018 USD ($) oz	May 24, 2018 USD ($)	May 24, 2018 $ / shares	Mar. 29, 2018 USD ($)	Jun. 16, 2014	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)											2.50%
Gain on disposal											$ 273,100,000	$ 73,700,000
Impairment loss											$ 0	$ 302,000,000.0
Ownership interest subject to sales agreement				51.00%
Earn in period											4 years
Ownership interest subject to call option				49.00%
Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)	$ (65,500,000)
Gain on disposal	$ 11,500,000
Canadian Malartic Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate											50.00%
Proportion of ownership interest in joint operation							50.00%	50.00%			50.00%
Deep Carbonates Project
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)				1.50%
Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate					20.50%						20.40%	20.50%
Consideration, purchase warrants					$ 7,100,000
Investment warrants, exercise price (in CAD per share) | $ / shares						$ 3.70
Purchase warrants, term					2 years
Chapada
Disclosure of detailed information about business combination [line items]
Gold price instrument term		5 years
Chapada | 1350/Oz | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Annual contingent cash payment receivable		$ 10,000,000.0
Chapada | 1400/Oz | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Annual contingent cash payment receivable		10,000,000.0
Chapada | 1450/Oz | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Annual contingent cash payment receivable		5,000,000.0
Chapada | Maximum | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable		125,000,000.0
Chapada | Maximum | 1350/Oz | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable		50,000,000.0
Chapada | Maximum | 1400/Oz | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable		50,000,000.0
Chapada | Maximum | 1450/Oz | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable		25,000,000.0
Brio Gold
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)					$ 146,100,000
Divestiture related transaction costs					1,500,000
Portion of consideration paid (received) consisting of cash and cash equivalents					$ 140,500,000
Impairment loss										$ 181,000,000.0
Ownership interest					53.60%
Impairment loss, net of tax										$ 175,000,000.0
Gualcamayo
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)			$ 85,000,000.0
Portion of consideration paid (received) consisting of cash and cash equivalents				$ 30,000,000.0
Net smelter return royalty (as percent)				2.00%
Impairment loss									$ 75,000,000.0				$ 356,500,000
Percentage divested				100.00%
Net smelter return royalty, production threshold (in OZ) | oz				396,000
Net smelter return royalty				$ 50,000,000.0
Disposal groups classified as held for sale | Canadian Malartic Corporation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)							$ 162,500,000
Gain on disposal												$ 39,000,000.0
Disposal groups classified as held for sale | Chapada
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)		(856,200,000)
Divestiture related transaction costs		5,800,000
Portion of consideration paid (received) consisting of cash and cash equivalents		(800,000,000.0)
Consideration received, fair value		$ 8,000,000.0
Net smelter return royalty (as percent)		2.00%
Contingent consideration receivable		$ 100,000,000.0
Adjustments to final settlement, working capital balance		33,000,000.0
Gain on disposal		273,100,000
Disposal groups classified as held for sale | Chapada | Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Consideration received, fair value		$ 54,000,000.0
Disposal groups classified as held for sale | Brio Gold
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)					$ 146,100,000
Gain on disposal					$ 32,000,000.0
Disposal groups classified as held for sale | Gualcamayo
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)			82,500,000
Divestiture related transaction costs			1,500,000
Gain on disposal			$ 2,600,000